Consolidated Statement of Changes in Equity (Parenthetical) £ in Millions	Jan. 01, 2018 GBP (£)
Statement [Line Items]
Adoption of IFRS 9	£ 192
Decrease in financial assets arising from change in measurement attribute, initial application of IFRS 9	49
Change in financial assets from application of ECL impairment methodology	211
Recognition of deferred tax asset from application of IFRS 9	£ 68